Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at Fair Value Through Profit or Loss
17. Financial liabilities at fair value through profit or loss
17.1. Derivatives

	December 31, 2023	December 31, 2022
Foreign Currency Forwards (1)	2,145,218	1,041,154

TOTAL	2,145,218	1,041,154

(1)	The notional amounts are disclosed in note 5.2.

17.2. Trading liabilities

	December 31, 2023	December 31, 2022
Short sold positions	10,330,335	—

TOTAL	10,330,335	—